UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

  (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

Overseas Stock Fund

Investor Class (TROSX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$87	0.79%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	9,816	9,833
2015	10,643	10,681
2015	10,447	10,540
2015	9,837	9,993
2016	8,947	9,003
2016	9,485	9,686
2016	9,537	9,746
2016	9,643	9,671
2017	10,136	10,087
2017	10,835	10,780
2017	11,718	11,478
2017	12,202	11,937
2018	13,054	12,871
2018	12,561	12,344
2018	12,452	12,213
2018	11,136	11,119
2019	11,289	11,260
2019	11,935	11,947
2019	11,595	11,895
2019	12,308	12,347
2020	12,550	12,623
2020	10,526	10,592
2020	11,798	11,696
2020	11,648	11,500
2021	14,067	13,752
2021	15,311	14,816
2021	15,440	15,241
2021	15,792	15,430
2022	15,509	14,718
2022	13,871	13,609
2022	13,417	13,059
2022	12,209	11,881
2023	14,534	14,302
2023	14,718	14,755
2023	15,305	15,252
2023	13,665	13,592
2024	15,334	15,733
2024	15,860	16,124
2024	16,786	16,962
2024	16,486	16,714

202411-4029887, 202412-3916202

F165-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
Overseas Stock Fund (Investor Class)	20.64%	6.02%	5.13%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,758,410
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$79,855
  Portfolio Turnover Rate8.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Investor Class (TROSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Overseas Stock Fund

Advisor Class (PAEIX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$118	1.07%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory/Strategy Benchmark
8/28/15	10,000	10,000
10/31/15	10,021	10,170
1/31/16	9,103	9,163
4/30/16	9,641	9,857
7/31/16	9,695	9,918
10/31/16	9,802	9,842
1/31/17	10,284	10,265
4/30/17	10,999	10,971
7/31/17	11,868	11,681
10/31/17	12,363	12,148
1/31/18	13,222	13,098
4/30/18	12,718	12,562
7/31/18	12,595	12,428
10/31/18	11,252	11,316
1/31/19	11,395	11,459
4/30/19	12,042	12,158
7/31/19	11,695	12,105
10/31/19	12,400	12,565
1/31/20	12,647	12,846
4/30/20	10,596	10,779
7/31/20	11,869	11,903
10/31/20	11,716	11,703
1/31/21	14,133	13,995
4/30/21	15,373	15,078
7/31/21	15,492	15,510
10/31/21	15,826	15,703
1/31/22	15,528	14,978
4/30/22	13,871	13,850
7/31/22	13,406	13,290
10/31/22	12,203	12,091
1/31/23	14,505	14,554
4/30/23	14,675	15,016
7/31/23	15,259	15,522
10/31/23	13,617	13,833
1/31/24	15,259	16,011
4/30/24	15,767	16,409
7/31/24	16,684	17,262
10/31/24	16,374	17,010

202411-4029887, 202412-3916202

F225-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Overseas Stock Fund (Advisor Class)	20.25%	5.72%	5.52%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.96

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,758,410
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$79,855
  Portfolio Turnover Rate8.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Advisor Class (PAEIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Overseas Stock Fund

I Class (TROIX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$74	0.67%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
8/28/15	500,000	500,000
10/31/15	501,579	508,493
1/31/16	456,234	458,126
4/30/16	483,640	492,864
7/31/16	486,864	495,913
10/31/16	492,238	492,086
1/31/17	517,464	513,245
4/30/17	553,836	548,526
7/31/17	598,473	584,028
10/31/17	623,823	607,419
1/31/18	668,071	654,924
4/30/18	642,786	628,114
7/31/18	637,729	621,423
10/31/18	570,304	565,784
1/31/19	578,761	572,974
4/30/19	611,883	607,910
7/31/19	595,032	605,263
10/31/19	631,059	628,268
1/31/20	644,061	642,297
4/30/20	540,180	538,964
7/31/20	605,477	595,140
10/31/20	598,353	585,142
1/31/21	722,547	699,736
4/30/21	787,136	753,902
7/31/21	793,776	775,522
10/31/21	811,884	785,146
1/31/22	797,339	748,906
4/30/22	713,668	692,493
7/31/22	690,289	664,488
10/31/22	628,766	604,571
1/31/23	748,869	727,723
4/30/23	758,325	750,813
7/31/23	789,212	776,087
10/31/23	704,744	691,635
1/31/24	790,473	800,568
4/30/24	817,575	820,471
7/31/24	865,971	863,092
10/31/24	851,130	850,476

202411-4029887, 202412-3916202

F521-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Overseas Stock Fund (I Class)	20.77%	6.17%	5.97%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.96

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,758,410
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$79,855
  Portfolio Turnover Rate8.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

I Class (TROIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

Overseas Stock Fund

Z Class (TRZSX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets. Emerging markets stocks also recorded strong gains.

  Information technology (IT) contributed the most to relative performance versus the MSCI EAFE Index Net due to favorable stock selection. The fund’s positions in semiconductor-related companies whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence proved helpful. An overweight to the IT sector, which outpaced the benchmark, also added value. The real estate sector helped relative returns owing to positive stock selection.

  The materials sector detracted significantly from relative performance due to adverse stock selection. Negative stock selection in the communication services sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection, but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, industrials and business services was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
4/30/20	12,050	11,700
7/31/20	13,532	12,919
10/31/20	13,386	12,702
1/31/21	16,194	15,190
4/30/21	17,679	16,365
7/31/21	17,854	16,835
10/31/21	18,286	17,044
1/31/22	18,002	16,257
4/30/22	16,134	15,032
7/31/22	15,635	14,424
10/31/22	14,266	13,124
1/31/23	17,010	15,797
4/30/23	17,252	16,298
7/31/23	17,981	16,847
10/31/23	16,081	15,014
1/31/24	18,077	17,378
4/30/24	18,724	17,810
7/31/24	19,855	18,736
10/31/24	19,547	18,462

202411-4029887, 202412-3916202

F1265-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Overseas Stock Fund (Z Class)	21.55%	15.58%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	14.16

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$22,758,410
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$79,855
  Portfolio Turnover Rate8.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	21.5%
Industrials & Business Services	15.3
Health Care	13.6
Information Technology	12.1
Consumer Discretionary	10.7
Consumer Staples	8.3
Materials	5.7
Communication Services	3.9
Energy	3.4
Other	5.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	2.7%
Siemens	2.6
Nestle	2.2
Unilever	2.1
Muenchener Rueckversicherungs-Gesellschaft	1.8
AstraZeneca	1.7
AXA	1.6
Broadcom	1.6
Novo Nordisk	1.6
ASML Holding	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Z Class (TRZSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund
PAEIX Overseas Stock Fund–
.
Advisor Class
TROIX Overseas Stock Fund–
.
I Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 11.17 $ 10.21 $ 13.46 $ 10.07 $ 10.87
Investment activities
Net investment income
(1)(2)
0.28 0.29 0.27 0.24 0.16
Net realized and unrealized
gain/loss 2.00 0.93 (3.27) 3.32 (0.72)
Total from investment activities 2.28 1.22 (3.00) 3.56 (0.56)
Distributions
Net investment income (0.28) (0.25) (0.25) (0.17) (0.24)
Net realized gain — (0.01) — — —
Total distributions (0.28) (0.26) (0.25) (0.17) (0.24)
NET ASSET VALUE
End of period $ 13.17 $ 11.17 $ 10.21 $ 13.46 $ 10.07
Ratios/Supplemental Data
Total return
(2)(3)
20.64% 11.93% (22.69)% 35.58% (5.37)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.78% 0.80% 0.77% 0.80%
Net expenses after waivers/
payments by Price Associates 0.79% 0.78% 0.80% 0.77% 0.80%
Net investment income 2.15% 2.47% 2.26% 1.90% 1.57%
Portfolio turnover rate 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of period (in
millions) $5,503 $5,969 $4,556 $6,693 $4,171
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 11.20 $ 10.24 $ 13.28 $ 9.94 $ 10.74
Investment activities
Net investment income
(1)(2)
0.25 0.26 0.16 0.16 0.15
Net realized and unrealized
gain/loss 2.00 0.93 (3.20) 3.31 (0.72)
Total from investment activities 2.25 1.19 (3.04) 3.47 (0.57)
Distributions
Net investment income (0.24) (0.22) — (0.13) (0.23)
Net realized gain — (0.01) — — —
Total distributions (0.24) (0.23) — (0.13) (0.23)
NET ASSET VALUE
End of period $ 13.21 $ 11.20 $ 10.24 $ 13.28 $ 9.94
Ratios/Supplemental Data
Total return
(2)(3)
20.25% 11.59% (22.89)% 35.08% (5.52)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.07% 1.07% 1.04% 1.05% 1.07%
Net expenses after waivers/
payments by Price Associates 1.07% 1.07% 1.04% 1.05% 1.07%
Net investment income 1.91% 2.20% 1.57% 1.24% 1.48%
Portfolio turnover rate 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of period (in
thousands) $461,718 $420,377 $412,647 $11,204 $53,263
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 11.18 $ 10.22 $ 13.45 $ 10.08 $ 10.86
Investment activities
Net investment income
(1)(2)
0.30 0.31 0.29 0.26 0.17
Net realized and unrealized
gain/loss 2.00 0.93 (3.27) 3.31 (0.71)
Total from investment activities 2.30 1.24 (2.98) 3.57 (0.54)
Distributions
Net investment income (0.29) (0.27) (0.25) (0.20) (0.24)
Net realized gain — (0.01) — — —
Total distributions (0.29) (0.28) (0.25) (0.20) (0.24)
NET ASSET VALUE
End of period $ 13.19 $ 11.18 $ 10.22 $ 13.45 $ 10.08
Ratios/Supplemental Data
Total return
(2)(3)
20.77% 12.08% (22.55)% 35.69% (5.18)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.67% 0.67% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.67% 0.66% 0.66%
Net investment income 2.31% 2.61% 2.48% 2.00% 1.70%
Portfolio turnover rate 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of period (in
millions) $6,251 $5,257 $4,162 $5,047 $3,359
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11.26 $ 10.31 $ 13.55 $ 10.12 $ 7.56
Investment activities
Net investment income
(2)(3)
0.39 0.39 0.37 0.34 0.17
Net realized and unrealized
gain/loss 2.01 0.93 (3.28) 3.33 2.39
(4)
Total from investment activities 2.40 1.32 (2.91) 3.67 2.56
Distributions
Net investment income (0.36) (0.36) (0.33) (0.24) —
Net realized gain — (0.01) — — —
Total distributions (0.36) (0.37) (0.33) (0.24) —
NET ASSET VALUE
End of period $ 13.30 $ 11.26 $ 10.31 $ 13.55 $ 10.12

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
21.55% 12.73% (21.99)% 36.60% 33.86%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.65% 0.66% 0.66% 0.65% 0.66%
(6)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 2.98% 3.28% 3.09% 2.66% 2.73%
(6)
Portfolio turnover rate 8.7% 7.1% 5.0% 12.6% 13.4%
Net assets, end of period (in
millions) $10,542 $9,294 $9,029 $11,078 $9,009
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Overseas Stock Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.9%
Common Stocks 3.9%
ANZ Group Holdings  5,352,265 109,082
BHP Group  3,069,331 85,274
BHP Group (GBP) (1) 4,640,678 128,796
Challenger  8,883,569 35,184
IGO  12,026,571 41,199
Macquarie Group  871,018 131,825
Pilbara Minerals (2) 35,212,532 65,220
Scentre Group  58,988,661 135,241
South32  25,895,211 62,101
Worley  11,005,769 101,063
Total Australia (Cost $819,177) 894,985
BELGIUM 0.2%
Common Stocks 0.2%
Umicore (1) 3,084,210 37,132
Total Belgium (Cost $94,191) 37,132
CANADA 3.8%
Common Stocks 3.8%
Brookfield  2,806,615 148,822
Definity Financial  2,000,423 77,195
Element Fleet Management (1) 11,106,721 227,264
Magna International (USD)  2,445,838 96,537
National Bank of Canada  2,193,851 209,246
Sun Life Financial  2,079,249 115,286
Total Canada (Cost $500,184) 874,350
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,513,583 145,491
Total Chile (Cost $81,148) 145,491
CHINA 0.4%
Common Stocks 0.4%
Alibaba Group Holding, ADR (USD)  452,302 44,317

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Tencent Holdings (HKD)  1,016,400 52,997
Total China (Cost $52,472) 97,314
DENMARK 1.9%
Common Stocks 1.9%
Genmab (2) 301,826 67,596
Novo Nordisk, Class B  3,239,035 363,307
Total Denmark (Cost $376,597) 430,903
FINLAND 1.4%
Common Stocks 1.4%
Mandatum  10,983,875 50,722
Sampo, Class A  4,167,348 184,785
Stora Enso, Class R  6,703,826 74,811
Total Finland (Cost $282,364) 310,318
FRANCE 10.9%
Common Stocks 10.9%
Air Liquide  1,139,430 204,301
AXA  9,928,975 372,806
BNP Paribas  1,816,873 124,082
Edenred  1,629,471 52,701
Engie  12,224,451 204,900
EssilorLuxottica  584,993 137,215
Kering  262,905 65,666
L'Oreal  446,526 167,523
Legrand  1,763,221 199,012
Safran  956,707 216,566
Sanofi  3,385,821 357,813
Teleperformance  526,202 55,778
TotalEnergies  5,212,904 327,140
Total France (Cost $1,888,085) 2,485,503
GERMANY 9.0%
Common Stocks 8.6%
BASF  2,001,114 97,279
Bayer  2,619,833 70,596
Covestro (2) 1,656,516 104,918
Fresenius (2) 1,642,542 59,970

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
KION Group  1,772,455 68,820
Muenchener Rueckversicherungs-Gesellschaft  800,811 409,519
SAP  1,529,926 357,215
Siemens  3,075,317 598,303
Siemens Healthineers  3,565,279 186,124
1,952,744
Preferred Stocks 0.4%
Dr. Ing. h.c. F. Porsche (1) 1,322,803 93,073
93,073
Total Germany (Cost $1,638,899) 2,045,817
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  19,151,400 151,149
Samsonite International  20,407,200 47,955
Total Hong Kong (Cost $208,408) 199,104
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  6,578,946 135,228
Total India (Cost $131,471) 135,228
IRELAND 0.4%
Common Stocks 0.4%
DCC (GBP)  1,478,411 93,530
Total Ireland (Cost $88,163) 93,530
ITALY 2.8%
Common Stocks 2.8%
Intesa Sanpaolo (1) 28,692,171 122,803
Moncler  2,003,774 111,324
Prysmian  3,698,410 261,013
UniCredit  3,295,091 145,772
Total Italy (Cost $378,591) 640,912

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 18.2%
Common Stocks 18.2%
Asahi Kasei  8,430,200 58,157
Astellas Pharma  10,238,400 119,875
Central Japan Railway  3,729,600 77,237
Chugai Pharmaceutical  2,574,200 122,484
CyberAgent  10,045,200 65,572
Denso  9,628,300 136,755
Electric Power Development  5,140,300 85,902
Hamamatsu Photonics  4,227,500 55,899
Honda Motor  4,930,500 49,587
Isetan Mitsukoshi Holdings  5,989,400 89,124
Kirin Holdings  3,279,400 48,281
LY  20,046,400 54,682
Mitsubishi  5,271,900 96,445
Mitsubishi Electric  10,632,500 187,053
Mitsubishi HC Capital  8,176,100 54,749
Mitsubishi UFJ Financial Group  18,754,300 197,675
Mitsui Fudosan  20,378,700 173,878
Murata Manufacturing  4,031,200 70,430
Nippon Telegraph & Telephone  231,235,200 223,104
Nomura Research Institute  3,374,900 100,955
Omron (1) 1,553,600 61,338
Panasonic Holdings  12,539,400 103,200
Recruit Holdings  2,919,100 178,248
Renesas Electronics  5,519,200 73,948
Seven & i Holdings  13,238,900 190,639
Shionogi  3,025,800 43,217
SMC  132,400 56,210
Sony Group  12,148,200 213,778
Stanley Electric  2,763,500 47,265
Sumitomo  7,204,600 151,991
Sumitomo Mitsui Trust Group  3,108,934 68,180
Suzuki Motor  9,455,000 93,825
TechnoPro Holdings  4,471,600 79,811
THK  2,697,500 44,534
Tokio Marine Holdings  7,915,700 285,093
Tokyo Electron  737,600 108,540
Toyota Motor (1) 14,400,100 248,119
Welcia Holdings  1,827,000 22,808
Total Japan (Cost $3,341,303) 4,138,588

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.4%
Common Stocks 0.4%
CVC Capital Partners (2) 4,710,896 98,821
Total Luxembourg (Cost $74,416) 98,821
NETHERLANDS 5.7%
Common Stocks 5.7%
Adyen (2) 39,642 60,559
Akzo Nobel  1,539,806 98,260
Argenx, ADR (USD) (2) 210,404 123,360
ASML Holding  537,753 361,979
BE Semiconductor Industries  506,943 53,962
Heineken  1,889,238 154,949
ING Groep  14,884,406 252,594
Koninklijke Philips (2) 7,147,444 188,041
Total Netherlands (Cost $1,013,212) 1,293,704
NORWAY 2.9%
Common Stocks 2.9%
DNB Bank  12,813,966 265,543
Equinor  9,858,795 234,267
Storebrand  13,723,058 156,488
Total Norway (Cost $514,973) 656,298
SINGAPORE 1.9%
Common Stocks 1.9%
DBS Group Holdings  4,578,740 132,760
United Overseas Bank  7,586,900 184,430
Wilmar International  45,967,900 110,956
Total Singapore (Cost $332,696) 428,146
SOUTH KOREA 1.6%
Common Stocks 1.6%
KT  3,478,279 110,906
NAVER  659,116 80,624
Samsung Electronics  3,824,499 162,392
Total South Korea (Cost $262,266) 353,922

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 0.9%
Common Stocks 0.9%
Amadeus IT Group  2,100,488 152,271
Puig Brands, Class B (2) 2,353,116 54,279
Total Spain (Cost $177,296) 206,550
SWEDEN 2.3%
Common Stocks 2.3%
Autoliv, SDR  1,270,720 118,574
Elekta, Class B  9,677,553 58,298
Sandvik  6,610,499 130,118
Svenska Handelsbanken, Class A  4,892,127 50,832
Telefonaktiebolaget LM Ericsson, Class B  18,754,002 157,236
Total Sweden (Cost $518,862) 515,058
SWITZERLAND 8.5%
Common Stocks 8.5%
ABB  5,357,920 297,746
Alcon  1,195,143 109,777
Barry Callebaut (1) 29,112 51,059
Julius Baer Group  2,340,961 142,732
Nestle  5,334,460 504,067
Novartis  3,156,527 342,503
Roche Holding  1,070,390 331,718
Zurich Insurance Group  280,115 165,157
Total Switzerland (Cost $1,416,798) 1,944,759
TAIWAN 2.8%
Common Stocks 2.8%
Largan Precision  501,000 35,090
Taiwan Semiconductor Manufacturing  19,537,089 612,673
Total Taiwan (Cost $131,455) 647,763
UNITED KINGDOM 13.8%
Common Stocks 13.8%
Ashtead Group  704,994 52,739
AstraZeneca, ADR (USD)  5,430,229 386,361

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Bridgepoint Group  18,688,740 75,602
BT Group (1) 77,195,988 137,840
Bunzl  3,148,074 138,593
Compass Group  8,251,996 267,995
Diageo  4,377,303 135,179
Dowlais Group  31,692,462 20,061
Great Portland Estates  11,424,917 46,349
Johnson Matthey  3,767,688 72,501
Kingfisher  43,096,477 162,982
Melrose Industries  25,790,959 157,954
National Grid  16,550,936 207,816
Next  1,378,269 174,371
Persimmon  4,275,006 81,017
Shell, ADR (USD)  3,422,395 231,183
Standard Chartered  14,457,775 167,658
Unilever  7,701,467 469,805
WPP  15,787,989 165,946
Total United Kingdom (Cost $2,791,650) 3,151,952
UNITED STATES 2.5%
Common Stocks 2.5%
Broadcom  2,193,738 372,431
NXP Semiconductors  789,649 185,173
Total United States (Cost $76,861) 557,604
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 356,827,714 356,828
Total Short-Term Investments (Cost $356,828) 356,828

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.86% (3)(4) 307,654,552 307,655
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 307,655
Total Securities Lending Collateral (Cost $307,655) 307,655
Total Investments in Securities
101.3% of Net Assets
(Cost $17,856,021) $ 23,048,235
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 9,223++
Totals $ —# $ — $ 9,223+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 607,090  ¤  ¤ $ 664,483
Total $ 664,483^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $9,223 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $664,483.

T. ROWE PRICE Overseas Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $17,856,021) $ 23,048,235
Dividends receivable 50,715
Receivable for shares sold 39,379
Due from affiliates 5,915
Foreign currency (cost $3,304) 3,303
Cash 3
Other assets 100,166
Total assets 23,247,716
Liabilities
Obligation to return securities lending collateral 307,655
Payable for shares redeemed 155,375
Investment management fees payable 12,722
Payable for investment securities purchased 11,727
Payable to directors 6
Other liabilities 1,821
Total liabilities 489,306
NET ASSETS $ 22,758,410

T. ROWE PRICE Overseas Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,377,351
Paid-in capital applicable to 1,719,262,284 shares of $0.01
par value capital stock outstanding; 18,000,000,000 shares
of the Corporation authorized 18,381,059
NET ASSETS $ 22,758,410
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,503,225; Shares outstanding:
417,835,150) $ 13.17
Advisor Class
(Net assets: $461,718; Shares outstanding: 34,951,337) $ 13.21
I Class
(Net assets: $6,250,999; Shares outstanding:
474,080,027) $ 13.19
Z Class
(Net assets: $10,542,468; Shares outstanding:
792,395,770) $ 13.30

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $54,260) $ 695,608
Securities lending 2,309
Other 33
Total income 697,950
Expenses
Investment management 149,127
Shareholder servicing
Investor Class $ 7,912
Advisor Class 705
I Class 521 9,138
Rule 12b-1 fees
Advisor Class 1,168
Prospectus and shareholder reports
Investor Class 476
Advisor Class 54
I Class 384
Z Class 4 918
Custody and accounting 3,658
Registration 226
Proxy and annual meeting 113
Legal and audit 109
Directors 79
Miscellaneous 510
Waived / paid by Price Associates (69,272)
Total expenses 95,774
Net investment income 602,176

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $139) (145,148)
Foreign currency transactions 196
Net realized loss (144,952)
Change in net unrealized gain / loss
Securities 3,880,595
Other assets and liabilities denominated in foreign currencies 2,049
Change in net unrealized gain / loss 3,882,644
Net realized and unrealized gain / loss 3,737,692
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,339,868

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 602,176 $ 616,601
Net realized loss (144,952) (49,407)
Change in net unrealized gain / loss 3,882,644 1,592,505
Increase in net assets from operations 4,339,868 2,159,699
Distributions to shareholders
Net earnings
Investor Class (150,604) (114,477)
Advisor Class (8,902) (9,180)
I Class (138,558) (117,436)
Z Class (291,388) (317,850)
Decrease in net assets from distributions (589,452) (558,943)
Capital share transactions
*
Shares sold
Investor Class 779,974 2,092,189
Advisor Class 5,617 21,369
I Class 1,637,658 2,029,108
Z Class 771,692 705,063
Distributions reinvested
Investor Class 148,258 112,385
Advisor Class 8,893 9,179
I Class 117,437 101,855
Z Class 291,388 317,850
Shares redeemed
Investor Class (2,416,562) (1,109,926)
Advisor Class (47,766) (63,093)
I Class (1,728,164) (1,389,394)
Z Class (1,500,659) (1,647,334)
Increase (decrease) in net assets from capital
share transactions (1,932,234) 1,179,251

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 1,818,182 2,780,007
Beginning of period 20,940,228 18,160,221
End of period $ 22,758,410 $ 20,940,228
*Share information (000s)
Shares sold
Investor Class 61,250 173,516
Advisor Class 446 1,859
I Class 128,411 174,083
Z Class 61,001 60,019
Distributions reinvested
Investor Class 12,103 9,937
Advisor Class 722 808
I Class 9,587 9,014
Z Class 23,729 28,078
Shares redeemed
Investor Class (189,723) (95,334)
Advisor Class (3,756) (5,438)
I Class (134,180) (120,064)
Z Class (117,446) (139,142)
Increase (decrease) in shares outstanding (147,856) 97,336

T. ROWE PRICE Overseas Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares: the Overseas Stock Fund (Investor Class), the
Overseas Stock Fund–Advisor Class (Advisor Class), the Overseas Stock
Fund–I Class (I Class) and the Overseas Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Overseas Stock Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2024, the fund realized $113,205,000 of net gain on $283,119,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Overseas Stock Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Overseas Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Overseas Stock Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,439,362 $ 20,851,317 $ — $ 22,290,679
Preferred Stocks — 93,073 — 93,073
Short-Term Investments 356,828 — — 356,828
Securities Lending Collateral 307,655 — — 307,655
Total $ 2,103,845 $ 20,944,390 $ — $ 23,048,235

T. ROWE PRICE Overseas Stock Fund

to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $292,073,000; the value of cash collateral and related investments was $307,655,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,011,675,000 and
$3,537,368,000, respectively, for the year ended October 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE Overseas Stock Fund

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 589,452 $ 558,943
($000s)
Cost of investments $ 18,023,413
Unrealized appreciation $ 7,534,120
Unrealized depreciation (2,510,707)
Net unrealized appreciation (depreciation) $ 5,023,413

T. ROWE PRICE Overseas Stock Fund

At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Capital loss carryforwards acquired through tax-
free reorganizations may be subject to certain limitations on amount or timing of use.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 570,872
Net unrealized appreciation (depreciation) 5,023,413
Loss carryforwards and deferrals (1,216,934)
Total distributable earnings (loss) $ 4,377,351

T. ROWE PRICE Overseas Stock Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%. Effective May 1, 2021, Price
Associates has contractually agreed, at least through December 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.2975%
is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended
October 31, 2024.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Overseas Stock Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2024 as indicated in the table below. At October 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 02/28/26 02/28/26 02/28/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(69,272)

T. ROWE PRICE Overseas Stock Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $552,000 for T. Rowe Price Services, Inc.;
and $96,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2024, the fund was charged $212,000 for shareholder servicing costs related to the college savings plans, of which $77,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 7% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.

T. ROWE PRICE Overseas Stock Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,172,829 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - BORROWING
To provide temporary liquidity, the fund may borrow from other T. Rowe Price-
sponsored mutual funds under an interfund borrowing program developed and managed by Price Associates. The program permits the borrowing and lending of cash at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended October 31, 2024, the fund incurred $16,000 in interest expense related to outstanding borrowings on two days in the average amount of $42,400,000 and at an average annual rate of
6.96%. At October 31, 2024, there were no borrowings outstanding.

T. ROWE PRICE Overseas Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Overseas Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Overseas Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Overseas Stock Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Overseas Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Overseas Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $614,987,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $5,675,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $630,997,000 and foreign taxes paid of $38,063,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F165-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024